COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.COMMITMENTS AND CONTINGENCIES

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of these regulations could result in fines, restrictions on its operations, or revocation, cancellation, non-renewal or other losses of permits, licensed and entitlements that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state statues, regulations, and ordinances as of December 31, 2023 and 2022, cannabis laws and regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties or restrictions in the future.

Royalty

Effective as of May 9, 2019, Sweet & Salty, Inc., a California corporation (“Lender”), and GH Brands LLC, a California limited liability company and subsidiary of the Company (“GH Brands”), entered into a License and Services Agreement, pursuant to which Lender granted to GH Brands an exclusive, transferable, sublicensable, right and license to use, exploit and incorporate the name, nicknames, initials, signature, voice, image, likeness, and photographic or graphic representations of likeness, statements and biography of the artist Annabella Avery Thorne, professionally known as Bella Thorne, for all purposes relating to or in connection with the development, quality control, cultivation, extraction, manufacture, production, branding, testing, advertising, marketing, promotion, commercialization, packaging, distribution, exploitation and/or sale of the products of GH Brands and its affiliates. The term of the License and Service Agreement is 3 years, with the right to renew upon 60 days prior notice for an additional 2-year term. Royalty fees for Bella Thorne branded boxes are 10% for the 1st year and 12% for years 2 to 5. Royalty fees for flower products and accessories are 6% for the 1st year, 7% for the 2nd year and 8% for years 3 to 5. Minimum guarantee fees are recoupable against royalties for an initial term of $1,000,000 ($50,000 initial payment, $200,000 for the 1st year, $375,000 for the 2nd year and $375,000 for the 3rd year). The agreement provides an option to renew for a 2-year term with a guaranteed minimum fee of $1,500,000 ($750,000 for the 4th year and $750,000 for the 5th year). On May 31, 2023, the parties agreed to settle the outstanding balances for $450,000. During the year ended December 31, 2023, the Company recognized a gain related to these royalties in the amount of $58,333. As of December 31, 2023 and 2022, the Company has nil and $508,333, respectively, due under this royalty agreement which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets. The Company has not exercised the option to renew the License and Services Agreement.

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2023 and 2022, there were no pending or threatening lawsuits that could be reasonably assessed to have resulted in a probable loss to the Company in an amount that can be reasonably estimated. As such, no accrual has been made in the Consolidated Financial Statements relating to claims and litigations. As of December 31, 2023 and 2022, there were also no proceedings in which any of the Company’s directors, officers or affiliates were an adverse party to the Company or had a material interest adverse to the Company’s interest.

Element 7 Transaction and Litigation

Effective February 23, 2021, GH Group entered into a Merger and Exchange Agreement (the “E7 Merger Agreement”) with Element 7 CA, LLC (“E7”) whereby GH Group had the right, subject to satisfactory completion of due diligence and other conditions, to obtain all of the limited liability company membership or other equity interests held by E7 in seventeen holding companies that hold the rights to certain in-process state and local cannabis retail licenses or license applications, some of which are partially owned. In addition, GH Group entered into a License Development and Consulting Agreement (the “E7 License Agreement”, and together with the E7 Merger Agreement, the “E7 Agreements”) with E7 to provide certain retail consulting services to develop and obtain up to thirty-four cannabis retail licenses in exchange for the payment of certain fees as set forth in the E7 License Agreement. In November 2021, GH Group terminated the E7 Agreements based on a breach of contractual terms by E7, and as of December 31, 2021, GH Group had converted certain pre-closing financing payments and consulting fees into notes receivable in the amount of $2,274,167. As of December 31, 2023 and 2022, the notes receivable was fully reserved by the Company. As of December 31, 2021, the Company had received membership or other equity interests in one (1) E7 entity out of seventeen (17) entities that were contractually committed to be transferred under the E7 Merger Agreement. As of December 31, 2022, the Company had received membership or other equity interests in three (3) E7 entities out of seventeen (17) entities that were contractually committed to be transferred under the E7 Merger Agreement.

19.COMMITMENTS AND CONTINGENCIES (Continued)

On November 4, 2021, GH Group filed a lawsuit in the Superior Court for the County of Los Angeles, Central District (Case No. 21STCV40401) against E7 and its principals and owners Josh Black and Robert “Bobby” DiVito (together, “Element 7”) for a variety of claims, including fraud and breach of contract and demanded performance under the E7 Agreements.

The court proceeding was subsequently withdrawn by the Company without prejudice, and on March 13, 2022, GH Group entered into an agreement with American Patriot Brands, Inc. (“APB”) to jointly file suit against Element 7 to enforce the transfer of certain contractually committed licenses (the “Joint Litigation Agreement”). GH Group and APB jointly refiled a complaint against Element 7 in the Superior Court of California, County of Los Angeles (Case No. 22STCV09323). The Superior Court severed the claims of GH Group and APB, which resulted in APB’s claims remaining in Superior Court and GH Group’s claims being adjudicated in Signature Arbitration (Case No. LQMGL) (collectively, the “Element 7 Proceeding”).

Under the terms of the Joint Litigation Agreement, GH Group agreed to pay all legal fees for GH Group and APB’s joint litigation against Element 7. GH Group also held the option to purchase any E7 license or licensed entity interests recovered by APB from Element 7 that were included in the E7 Merger Agreement, that either have a state or local permit and a valid lease, or a local permit that is without a real property site but is in a competitive license jurisdiction, in each case at a valuation of $750,000 per E7 license or licensed entity, paid in Equity Shares at the 10-day VWAP calculated as of the date of such purchase. In addition, under the Joint Litigation Agreement, GH Group also held the right of first refusal to purchase any other E7 licenses or licensed entity outside of the foregoing groups, and the right to terminate the Joint Litigation Agreement at any time. As part of the Element 7 Settlement, the Joint Litigation Agreement was terminated as of September 19, 2023.

On September 19, 2023, Element 7, APB and GH Group entered into a Settlement and General Mutual Release Agreement (the “Element 7 Settlement”), where Element 7 agreed to pay GH Group $2,865,000 to settle the Element 7 Proceeding; provided, that if Element 7 pays GH Group $1,865,250 by December 15, 2023, then Element 7 shall be entitled to a credit of $999,750 towards the $2,865,000 payment. In addition, Element 7 would retain ownership of its retail licenses.

On March 6, 2024, the Superior Court of Los Angeles entered into a Final Judgment and Order against Element 7 for the amount of $2,865,000 in favor of GH Group.

Catalyst Litigation

The Company is the plaintiff in litigation in the Central District Superior Court of the County of Los Angeles against Elliot Lewis (“Lewis”), Damian Martin (“Martin”), South Cord Holdings LLC (“SCH”), and South Cord Management LLC (“SCM”) (collectively, “Catalyst Defendants”) following various public, false, and defamatory statements by Lewis and Martin, co-founders of SCM and SCH, that the Company is the “largest black marketeer” of cannabis in the history of the United States, only 25% of the Company’s cultivated cannabis is sold through legal channels, and therefore 70-80% is sold illegally, and that the Company is engaging in illicit conduct to avoid taxes. The Company continues to vigorously pursue its defamation claims and otherwise assert its rights with respect to the outrageous and defamatory statements of the Catalyst Defendants.

The Company is the defendant in litigation in the Central District Superior Court of the County of Los Angeles filed by 562 Discount Med, Inc. (“Discount Med”), an affiliate of SCH and SCM. Discount Med has asserted claims against the Company for violation of California Business & Professions Code Section 17200 et seq., California's Unfair Competition Law. Discount Med similarly alleged, like the Catalyst Defendants, that the Company is the “largest black marketeer” of cannabis in California and has purposefully structured its business to profit from the illicit market. The Company has denied all such allegations and asserted affirmative defenses.

19.COMMITMENTS AND CONTINGENCIES (Continued)

ATES Enterprises, LLC Lease Settlement

On November 2, 2023, GH Group entered into a settlement agreement and general release with respect to a lawsuit that was filed on August 16, 2023, against ATES Enterprises, LLC (“ATES”), a former subsidiary of the GH Group, concerning a breach of contract and breach of personal guaranty relating to a lease for certain real property located at 2040-2050 W. 16th Street in Long Beach, California. While GH Group was not a party to the lease and ATES was previously divested by GH Group, GH Group maintained certain indemnity obligations related to the lease. In the lawsuit, the landlords were claiming over $750,000 in damages. GH Group ultimately agreed to pay the landlords $400,000 to settle the case. During December 31, 2023, the Company accrued the $400,000 settlement which has been paid in full as of December 31, 2023.